Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued professional fees	$ 437	$ 457
Accrued compensation	266	474
Accrued royalties	155	164
Accrued advertising expenses	99	25
Accrued director compensation and liability insurance	107	102
Other	371	294
Accrued expenses	$ 1,435	$ 1,516